Note 4 - Patents	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note
4
–
Patents

The following table sets forth patents:

Patents	December 31, 2020	December 31, 2019
Gross Carrying Amount	$1,400,000	$1,400,000
Accumulated Amortization	(340,974)	(260,745)
Net Book Value	$1,059,026	$1,139,255

The patents were acquired with the
September 30, 2016
reverse acquisition. Amortization expense for the next
five
fiscal years and thereafter is expected to be approximately
$80,000
annually through the year ended
December 31, 2034.